                                             UAM Funds
                                             Funds for the Informed Investor(sm)




The TS&W Portfolios
Semi-Annual Report                                                April 30, 2000







                                                                          [LOGO]

UAM FUNDS                                                   THE TS&W PORTFOLIOS
                                                            APRIL 30, 2000

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter....................................................      1

Portfolio of Investments
  Equity................................................................      6
  Fixed Income..........................................................      9
  International Equity..................................................     13

Statements of Assets and Liabilities....................................     17

Statements of Operations................................................     18

Statements of Changes in Net Assets
  Equity................................................................     19
  Fixed Income..........................................................     20
  International Equity..................................................     21

Financial Highlights
  Equity................................................................     22
  Fixed Income..........................................................     23
  International Equity..................................................     24

Notes to Financial Statements...........................................     25

--------------------------------------------------------------------------------

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

May 17, 2000

Dear Shareholders:


We are pleased to provide you with our semi-annual report for the period ended April 30, 2000 on the UAM Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

The Equity Portfolio's total net assets on April 30, 2000 was $86,186,200, the Fixed Income Portfolio's total net assets was $60,516,206 and the International Equity Portfolio was valued at $139,116,456.

Participants in these Portfolios include the TS&W retirement plans, existing TS&W clients, and others seeking investment management direction from TS&W. We encourage many of our clients to pursue a balanced investment approach, utilizing a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over two decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W Equity Portfolio

Total net assets of the TS&W Equity Portfolio were $86,186,200 on April 30, 2000. Common stocks accounted for 98% of the total. The remainder is held in cash reserves. For the three-month period ended April 30, 2000 the Portfolio return was 3.63% versus the S&P 500 (our "benchmark index") return of 4.56%. The Fund produced a 0.88% total return in the latest six-month period, while the S&P 500 gained 7.20%.

US stock market indices and individual stocks exhibited enormous volatility during the February through April period. The gap between the high and low reading for the S&P500 Index measured more than 17%, while the same measure for the NAS-DAQ Composite Index was more than 37%. Nearly 2,000 points separated the quarterly high and low reading for the Dow Jones Industrial Average.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Corporate profits, interest rates and stock valuation, old-fashioned inputs that were mostly ignored in the momentum driven market of 1999, were important once again in the latest quarter. A burgeoning global economy is helping US companies post impressive profit gains. Stocks in the TS&W Equity Portfolio posted an average earnings per share increase of 18% over the year-ago quarter in the latest reporting period. This robust economic growth is beginning to put upward pressure on more than just stock prices. Wages and most inflation measures are rising, and the Federal Reserve continues to boost short-term interest rates in a race to keep inflation in check. These conflicting influences, mixed with the astounding valuation of many "new economy" stocks, produced a volatile cocktail that reminded investors that market risk is alive and well.

We believe that TS&W's valuation driven investment philosophy can help provide a sound footing in volatile markets. Extreme price fluctuations enabled us to trim high-flying stocks, especially in the technology sector, and initiate new positions, or add to existing positions at very attractive price levels. Recent additions to our portfolio include DuPont, International Paper, Gannett, Caterpillar, construction aggregates producer Vulcan Materials, Lucent, and Microsoft. Worries about the impact of the US Government's antitrust suit brought Microsoft, long a stock that we viewed as overvalued, to a reasonable price level. While the stock may never regain the last full measure of its former glory, we believe that reasonable growth rate and valuation assumptions will produce an attractive return from the current price level. Higher interest rates will ultimately slow the US economy and are likely to reduce the rate of corporate profit growth. TS&W does not expect an economic contraction in the US, but a less accommodative monetary environment will probably lead to moderate returns from stocks over the balance of this fiscal year. We are confident that an investment philosophy grounded in valuation and sound business fundamentals will do well in this environment.

TS&W Fixed Income Portfolio

The TS&W Fixed Income Portfolio had total net assets of $60,516,206 on April 30, 2000. For the three-month period ended April 30, 2000 the Portfolio return was 1.78% versus the Lehman Government/Corporate Index (our "benchmark index") return of 2.20%. For the six-month period ended April 30, 2000 the Portfolio return was 1.09% versus the Lehman Government/Corporate Index return of 1.48%.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.9 years with an effective maturity of 8.9 years. The duration of the benchmark index was 5.4 years. At fiscal quarter end, 30.8% of the TS&W Fixed Income Portfolio's assets were invested in Treasury or Federal Agency issues, corporate bonds represented 45.5% of total assets, 17.5% was invested in mortgage-backed securities, and cash represented 6.2%. The average credit rating of the Portfolio is AA.

The actions of government entities drove fixed income markets in the latest quarter. Flush with cash from surging tax receipts, the US Treasury undertook the unusual step of retiring some long term bonds this year, bidding up their prices relative to high grade corporate and Agency securities. Consequently, we believe the most attractive values are available in the non-Treasury sectors of the fixed income marketplace. The Federal Reserve's short-term interest rate hikes, which number five since last summer as of this writing, will eventually slow the pace of economic growth and set the stage for improved fixed income returns. In the meantime, strong economic growth and gradually rising wage and price measures will stoke volatility in the fixed income marketplace. We believe the TS&W Fixed Income Portfolio is positioned to perform well in this environment.

TS&W International Equity Portfolio

The TS&W International Equity Portfolio had total net assets of $139,116,456 on April 30, 2000. For the three-month period ended April 30, 2000 the Portfolio return was 4.51% versus the Morgan Stanley Capital International EAFE Index ("EAFE") (our "benchmark index") return of 1.06%. The Portfolio rose 24.10% for the six-month period ending April 30, 2000 while EAFE rose 6.72% during that period

Once again, a very small number of firms provided all of the positive performance for the EAFE benchmark during the latest three months. Just three stocks out of EAFE's roughly 950 constituents kept the index in the black for the quarter. Because two of those three, telecommunications equipment giants Nokia and Ericsson, dominate their local bourses, country comparisons are less meaningful. The top three stocks are related to telecommunications equipment or services.

Japan was a poor performer. Many of its technology stocks were sold off after strong price run-ups in the previous quarter. The NASDAQ decline in the US led to severe profit taking in Japan in March. The TS&W International Portfolio remains underweight in Japan relative to the EAFE benchmark.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

The International Portfolio benefited from its moderately overweight positions in information technology. During much of the quarter the portfolio's weighting in this area was trimmed to maintain desired weightings.

Respectfully Submitted,


/s/ Matthew G. Thompson


Matthew G. Thompson, CFA
Managing Director

                             TS&W Equity Holdings
                      (as a percentage of the Portfolio)

          1. Electronic Data Systems (3.6%)   6. Fannie Mae (2.7%)
          2. Intel (3.2%)                     7. Motorola (2.6%)
          3. Bank of America (3.0%)           8. Masco (2.6%)
          4. Hewlett Packard (2.8%)           9. Pall (2.6%)
          5. GTE (2.8%)                      10. First Union (2.6%)

                      TS&W International Equity Holdings
                      (as a percentage of the Portfolio)

          1. Ericsson ADR (3.1%)              6. Assa Abloy (2.6%)
          2. Vodafone AirTouch (3.0%)         7. Nomura Securities (2.5%)
          3. Phillips Electronics (2.8%)      8. Psion (2.4%)
          4. Samsung Electronics (2.7%)       9. Datacraft Asia (2.4%)
          5. Sony (2.6%)                     10. NTT DoCoMo (2.4%)


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Dow Jones Industrial Average is a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Government/Corporate Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

NASDAQ Composite Index is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.9%

                                                                             Shares        Value
                                                                           ----------   ----------
AEROSPACE & DEFENSE -- 1.6%
  Boeing................................................................       35,000   $1,389,062
                                                                                        ----------
BANKS -- 7.2%
  Bank of America.......................................................       52,000    2,548,000
  Chase Manhattan Bank..................................................       20,000    1,441,250
  First Union...........................................................       70,000    2,231,250
                                                                                        ----------
                                                                                         6,220,500
                                                                                        ----------
BASIC MATERIALS -- 2.5%
  Air Products & Chemicals..............................................       70,000    2,174,375
                                                                                        ----------
BEAUTY PRODUCTS -- 1.0%
  Gillette..............................................................       24,000      888,000
                                                                                        ----------
CAPITAL EQUIPMENT -- 11.6%
  General Electric......................................................        8,000    1,258,000
  Hewlett-Packard.......................................................       18,000    2,430,000
  Intel.................................................................       22,000    2,789,875
  Motorola..............................................................       19,000    2,262,188
  W.W. Grainger.........................................................       30,000    1,301,250
                                                                                        ----------
                                                                                        10,041,313
                                                                                        ----------
CHEMICALS -- 1.4%
  Du Pont (E.I.) de Nemours.............................................       25,000    1,185,937
                                                                                        ----------
COMMUNICATIONS EQUIPMENT -- 3.3%
  Lucent Technologies...................................................       25,000    1,554,687
  Nortel Networks*......................................................       11,000    1,245,750
                                                                                        ----------
                                                                                         2,800,437
                                                                                        ----------
CONSUMER CYCLICAL -- 4.1%
  Gannett...............................................................       20,000    1,277,500
  Masco.................................................................      100,000    2,243,750
                                                                                        ----------
                                                                                         3,521,250
                                                                                        ----------
ENERGY -- 4.1%
  Schlumberger..........................................................       25,000    1,914,063
  Texaco................................................................       32,500    1,608,750
                                                                                        ----------
                                                                                         3,522,813
                                                                                        ----------
FINANCIAL SERVICES -- 4.8%
  Citigroup.............................................................       30,000    1,783,125
  Fannie Mae............................................................       38,500    2,322,031
                                                                                        ----------
                                                                                         4,105,156
                                                                                        ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                             Shares        Value
                                                                           ----------   ----------
FOOD, BEVERAGE & TOBACCO -- 5.3%
  Bestfoods...........................................................         40,000   $2,010,000
  Hershey Foods.......................................................         30,000    1,361,250
  Unilever, New York Shares...........................................         25,766    1,173,963
                                                                                        ----------
                                                                                         4,545,213
                                                                                        ----------
HEALTH CARE -- 1.7%
  Johnson & Johnson...................................................         18,000    1,485,000
                                                                                        ----------
INSURANCE -- 3.2%
  Chubb...............................................................         30,000    1,908,750
  UnumProvident.......................................................         50,000      850,000
                                                                                        ----------
                                                                                         2,758,750
                                                                                        ----------
LODGING & RESTAURANTS -- 1.9%
  McDonald's..........................................................         42,000    1,601,250
                                                                                        ----------
MACHINERY -- 1.8%
  Caterpillar.........................................................         40,000    1,577,500
                                                                                        ----------
MANUFACTURING -- 4.6%
  Minnesota Mining & Manufacturing....................................         20,000    1,730,000
  Pall................................................................        100,000    2,231,250
                                                                                        ----------
                                                                                         3,961,250
                                                                                        ----------
METALS & MINING -- 1.5%
  Vulcan Materials....................................................         30,000    1,314,375
                                                                                        ----------
OIL & GAS -- 4.0%
  Halliburton.........................................................         28,550    1,261,553
  Unocal..............................................................         66,400    2,145,550
                                                                                        ----------
                                                                                         3,407,103
                                                                                        ----------
PAPER & PACKAGING -- 2.4%
  Kimberly-Clark......................................................         36,000    2,090,250
                                                                                        ----------
PAPER & PAPER PRODUCTS -- 2.3%
  International Paper.................................................         55,000    2,021,250
                                                                                        ----------
PHARMACEUTICALS -- 5.9%
  Abbott Laboratories.................................................         42,500    1,633,594
  American Home Products..............................................         30,000    1,685,625
  Merck...............................................................         25,500    1,772,250
                                                                                        ----------
                                                                                         5,091,469
                                                                                        ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 2.3%
  Xerox...............................................................         75,000    1,982,813
                                                                                        ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                             Shares        Value
                                                                           ----------  -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
 Nationwide Health Properties............................................      40,000  $   530,000
                                                                                       -----------
RETAIL -- 1.3%
 Wal-Mart Stores.........................................................      19,500    1,079,813
                                                                                       -----------
TECHNOLOGY -- 8.3%
 Cadence Design Systems*.................................................      75,000    1,260,938
 Corning.................................................................       7,000    1,382,500
 Electronic Data Systems.................................................      45,000    3,093,750
 Microsoft*..............................................................      20,000    1,395,000
                                                                                       -----------
                                                                                         7,132,188
                                                                                       -----------
TELECOMMUNICATIONS -- 6.9%
 GTE.....................................................................      35,000    2,371,250
 MCI WorldCom*...........................................................      42,000    1,908,375
 Sprint (FON Group)......................................................      27,300    1,678,950
                                                                                       -----------
                                                                                         5,958,575
                                                                                       -----------
UTILITIES -- 2.3%
 Duke Energy.............................................................      35,000    2,012,500
                                                                                       -----------
TOTAL COMMON STOCKS
 (Cost $71,036,148)......................................................               84,398,142
                                                                                       -----------

SHORT-TERM INVESTMENT -- 2.0%

                                                                              Face
                                                                             Amount
                                                                           ----------
REPURCHASE AGREEMENT -- 2.0%
  Chase Securities, Inc. 5.65%, dated 04/28/00, due 05/01/00 to be repurchased at $1,751,824 collateralized by $1,919,006 of
    a U.S. Treasury Note, valued at $1,751,039 (Cost $1,751,000).......... $1,751,000    1,751,000
                                                                                       -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $72,787,148) (a)..................................................              86,149,142
                                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%.................................                  37,058
                                                                                       -----------
TOTAL NET ASSETS -- 100.0%................................................             $86,186,200
                                                                                       ===========

 *  Non-Income Producing Security
(a) The cost for federal income tax purposes was $72,787,148. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $13,361,994. This consisted of aggregate gross unrealized appreciation for all securities of $17,610,211, and aggregate gross unrealized depreciation for all securities of $4,248,217.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           TS&W FIXED INCOME PORTFOLIO
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE OBLIGATIONS--46.8%

                                                                                  Face
                                                                                 Amount             Value
                                                                               ----------         ----------
BANKS -- 2.5%
   Bank of America
     7.800%, 02/15/10..................................................        $1,000,000         $  997,722
   Capital One Bank
     6.700%, 05/15/08..................................................           549,000            498,217
                                                                                                  ----------
                                                                                                   1,495,939
                                                                                                  ----------
COMPUTERS & SERVICES -- 4.7%
  IBM
     6.500%, 01/15/28..................................................         1,015,000            883,050
  Sun Microsystems
     7.500%, 08/15/06..................................................         2,000,000          1,977,500
                                                                                                  ----------
                                                                                                   2,860,550
                                                                                                  ----------
ENERGY -- 2.3%
  Enron
     6.625%, 11/15/05..................................................         1,500,000          1,398,750
                                                                                                  ----------
FINANCIAL SERVICES -- 16.5%
  CIT Group Holdings
     6.375%, 08/01/02..................................................         2,500,000          2,443,750
  Country Wide Funding
     8.250%, 07/15/02..................................................         2,000,000          2,020,000
  First Union National Bank
     7.875%, 02/15/10..................................................           750,000            741,562
  Ford Motor Credit Company
     6.541%, 07/16/02..................................................         1,000,000          1,000,030
  Donaldson Lufkin Floating Rate Bond
     6.400%, 09/18/02..................................................         1,000,000            997,530
  Lehman Brothers
     6.625%, 04/01/04..................................................         2,000,000          1,910,000
  TransAmerica Financial
     6.310%, 05/20/02..................................................           900,000            894,667
                                                                                                  ----------
                                                                                                  10,007,539
                                                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           TS&W FIXED INCOME PORTFOLIO
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS--continued

                                                                                   Face
                                                                                  Amount             Value
                                                                                ----------         ----------
INDUSTRIAL -- 5.8%
  Caterpillar
    6.625%, 07/15/28..................................................          $  750,000         $   641,250
  Eaton
    8.875%, 06/15/19..................................................             775,000             852,500
    7.625%, 04/01/24..................................................             750,000             723,750
    6.500%, 06/01/25..................................................             500,000             476,875
  TRW
    6.650%, 01/15/28..................................................           1,000,000             781,250
                                                                                                   -----------
                                                                                                     3,475,625
                                                                                                   -----------
PROFESSIONAL SERVICES -- 2.4%
  Duke Capital
    7.500%, 10/01/09..................................................           1,500,000           1,451,310
                                                                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
  Duke Realty
    6.800%, 02/12/09..................................................           1,000,000             913,750
  EOP Operating
    6.763%, 06/15/07..................................................           1,000,000             920,000
                                                                                                   -----------
                                                                                                     1,833,750
                                                                                                   -----------
RETAIL -- 1.9%
  Wal-Mart Stores
    7.250%, 06/01/13..................................................           1,150,000           1,124,125
                                                                                                   -----------
TELECOMMUNICATIONS -- 2.4%
  Lucent Technologies
    6.450%, 03/15/29..................................................           1,700,000           1,453,500
                                                                                                   -----------
TRANSPORTATION -- 5.3%
  CSX
    7.450%, 05/01/07..................................................           1,365,000           1,310,400
  General Motors
    6.250%, 05/01/05..................................................           2,000,000           1,907,500
                                                                                                   -----------
                                                                                                     3,217,900
                                                                                                   -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $29,850,999)................................................                              28,318,988
                                                                                                   -----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S.GOVERNMENT SECURITIES-- 13.3%

                                                                                                      Face
                                                                                                     Amount          Value
                                                                                                   ----------     -----------
U.S.TREASURY BOND -- 5.5%
    8.125%, 08/15/19........................................................................       $2,750,000     $ 3,307,178
                                                                                                                  -----------
U.S.TREASURY NOTES -- 7.8%
    6.250%, 08/31/00........................................................................        2,000,000       1,999,020
    6.250%, 02/15/03........................................................................        2,000,000       1,980,160
    6.000%, 08/15/09........................................................................          750,000         733,283
                                                                                                                  -----------
                                                                                                                    4,712,463
                                                                                                                  -----------
  TOTAL U.S. GOVERNMENT SECURITIES
    (Cost $7,736,674)........................................................................                       8,019,641
                                                                                                                  -----------
AGENCY SECURITIES -- 36.0%

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.1%
    6.625%, 04/15/02........................................................................          750,000         742,921
    6.500%, 02/01/03........................................................................        1,154,020       1,112,545
    5.750%, 04/15/03........................................................................        1,500,000       1,441,230
    6.500%, 08/15/04........................................................................        2,000,000       1,943,140
    6.375%, 06/15/09........................................................................          500,000         468,085
    7.000%, 03/01/11........................................................................        1,178,655       1,151,027
    6.000%, 02/01/14........................................................................        2,020,463       1,892,284
    7.500%, 04/01/29........................................................................        1,888,875       1,848,132
    6.250%, 05/15/29........................................................................        3,810,000       3,362,325
                                                                                                                  -----------
                                                                                                                   13,961,689
                                                                                                                  -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.0%
    7.500%, 01/15/07........................................................................              632             622
   12.500%, 11/15/13........................................................................              438             499
    7.500%, 12/15/28........................................................................        2,716,348       2,673,050
    7.000%, 03/15/29........................................................................        2,278,395       2,192,955
                                                                                                                  -----------
                                                                                                                    4,867,126
                                                                                                                  -----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

AGENCY SECURITIES -- continued

                                                                                          Face
                                                                                         Amount            Value
                                                                                       ----------       -----------
FEDERAL HOME LOAN BANK -- 4.9%
    5.875%, 09/17/01...........................................................        $3,000,000       $ 2,957,250
                                                                                                        -----------
  TOTAL AGENCY SECURITIES
    (Cost $22,551,978).........................................................                          21,786,065
                                                                                                        -----------
SHORT-TERM INVESTMENT -- 4.3%

REPURCHASE AGREEMENT -- 4.3%
  Chase Securities, Inc. 5.65%, dated 04/28/00, due 05/01/00 to be repurchased at $2,614,230 collateralized by
    $2,863,714 of a U.S. Treasury Note,
    valued at $2,613,058 (Cost $2,613,000).....................................         2,613,000         2,613,000
                                                                                                        -----------
  TOTAL INVESTMENTS -- 100.4%
    (Cost $62,752,651) (a).....................................................                          60,737,694
                                                                                                        -----------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%).....................................                           (221,488)
                                                                                                        -----------
TOTAL NET ASSETS -- 100.0%......................................................                        $60,516,206
                                                                                                        ===========

(a) The cost for federal income tax purposes was $62,752,651. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $2,014,957. This consisted of aggregate gross unrealized appreciation for all securities of $399,041, and aggregate gross unrealized depreciation for all securities of $2,413,998.

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 94.1%

                                                         Shares      Value
AUSTRALIA -- 1.4%                                       -------   -----------
  Brambles Industries................................    68,500   $ 1,925,863
                                                                  -----------

FINLAND -- 4.4%
  Nokia ADR..........................................    58,000     3,298,750
  Sonera.............................................    50,800     2,799,560
                                                                  -----------
                                                                    6,098,310
                                                                  -----------

FRANCE -- 10.4%
  Alcatel............................................    13,000     3,019,633
  Axa................................................    15,500     2,302,801
  Cap Gemini.........................................    10,400     2,046,246
  Castorama Dubois...................................     5,000     1,093,080
  Total Fina Elf.....................................    18,202     2,767,236
  Valeo..............................................    22,115     1,228,818
  Vivendi............................................    20,000     1,982,118
                                                                  -----------
                                                                   14,439,932
                                                                  -----------

GERMANY -- 7.1%
  Adidas-Salomon.....................................    12,000       756,411
  Allianz............................................     6,300     2,430,327
  BHW Holding........................................    73,000     1,313,290
  Deutsche Lufthansa, Registered.....................   100,000     2,090,515
  Jenoptik...........................................    40,000     1,151,378
  Mobilcom...........................................    11,000     1,352,686
  Telegate*..........................................     6,000       759,691
                                                                  -----------
                                                                    9,854,298
                                                                  -----------

HONG KONG -- 4.2%
  HSBC Holdings......................................   257,074     2,871,561
  Hutchison Whampoa..................................   208,000     3,031,097
                                                                  -----------
                                                                    5,902,658
                                                                  -----------

ITALY -- 1.1%
  Telecom Italia RNC.................................   250,000     1,578,134
                                                                  -----------

JAPAN -- 17.2%
  Densei-Lambda......................................    27,100       514,017
  Fujitsu............................................   110,000     3,114,360
  Nippon Telegraph & Telephone.......................       115     1,425,796
  Nomura Securities..................................   140,000     3,523,316
  NTT DoCoMo.........................................       100     3,340,118
  Ricoh..............................................   142,000     2,995,559
  Riso Kagaku........................................    33,800       938,194

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS-- continued

                                                        Shares        Value
                                                       --------    -----------
JAPAN -- continued
  Sony...............................................    32,000    $ 3,674,315
  Suzuki Motor.......................................   155,000      2,298,025
  Takefuji...........................................    20,000      2,115,100
                                                                   -----------
                                                                    23,938,800
                                                                   -----------
NETHERLANDS -- 6.5%
  ING Groep..........................................    36,861      2,015,273
  Philips Electronics................................    88,320      3,947,715
  TNT Post Group.....................................    98,000      2,183,825
  Vedior.............................................    80,000        848,959
                                                                   -----------
                                                                     8,995,772
                                                                   -----------
NORWAY -- 1.4%
  Petroleum Geo-Services*............................   120,000      1,879,216
                                                                   -----------

SINGAPORE -- 2.4%
  Datacraft Asia.....................................   452,000      3,390,000
                                                                   -----------

SOUTH KOREA -- 2.7%
  Samsung Electronic.................................    13,654      3,691,933
                                                                   -----------

SPAIN -- 2.6%
  Endesa.............................................    91,200      1,982,148
  Repsol ADR.........................................    82,000      1,691,250
                                                                   -----------
                                                                     3,673,398
                                                                   -----------

SWEDEN -- 8.1%
  Assa Abloy, Series B...............................   174,680      3,562,581
  Ericsson ADR.......................................    48,000      4,245,000
  ForeningsSparbaken.................................    90,000      1,331,271
  Getinge Industrier, Series B.......................    71,200        662,229
  Scandic Hotels.....................................   135,000      1,437,168
                                                                   -----------
                                                                    11,238,249
                                                                   -----------

SWITZERLAND -- 2.8%
  Credit Suisse Group, Registered....................    12,000      2,173,888
  Roche Holding......................................       170      1,780,576
                                                                   -----------
                                                                     3,954,464
                                                                   -----------

UNITED KINGDOM -- 21.8%
  Avis Europe........................................   400,000      1,180,491
  British Aerospace..................................   270,000      1,652,377
  British Telecommunications ADR.....................    13,000      2,379,000

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                      Shares         Value
                                                     --------    -------------
UNITED KINGDOM -- continued
   Geest..........................................    315,000    $   2,458,644
   Glaxo Wellcome.................................     63,000        1,938,537
   Misys..........................................    250,000        2,846,381
   Norwich Union..................................    205,000        1,396,280
   Psion..........................................     57,000        3,397,157
   Railtrack Group................................    161,371        2,037,816
   Rio Tinto......................................    179,227        2,769,973
   Telewest Communications........................    495,180        3,001,615
   Unilever.......................................    182,142        1,089,938
   Vodafone AirTouch..............................    926,539        4,238,363
                                                                 -------------
                                                                    30,386,572
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $83,655,268).............................                 130,947,599
                                                                 -------------

CONVERTIBLE BOND -- 1.1%

                                                       Face
                                                      Amount

SWITZERLAND -- 1.1%
Novartis
   2.000%, 10/06/02 (Cost $1,618,497).............  $1,100,000       1,461,680

SHORT-TERM INVESTMENT -- 5.6%

REPURCHASE AGREEMENT -- 5.6%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
   due 05/01/00, to be repurchased at $7,831,686,
   collateralized by $8,579,087 of a U.S.
   Treasury Note valued at
   $7,828,173 (Cost $7,828,000)...................   7,828,000       7,828,000
                                                                 -------------
  TOTAL INVESTMENTS -- 100.8%
   (Cost $93,101,765) (a).........................                 140,237,279

  OTHER ASSETS AND LIABILITIES, NET -- (0.8%).....                  (1,120,823)

  TOTAL NET ASSETS -- 100.0%......................               $ 139,116,456


  *   Non-Income Producing Security
ADR   American Depositary Receipt
RNC   Risparmio Non-Convertible

  (a) The cost for federal income tax purposes was $93,101,765. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $47,135,514. This consisted of aggregate gross unrealized appreciation for all securities of $52,552,003 and an aggregate gross unrealized depreciation for all securities of $5,416,489.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

At April 30, 2000 sector diversification of the Portfolio was as follows:

                                                   % of
                                                    Net
Sector Diversification                             Assets           Value
                                                  --------     -------------
Aerospace/Defense................................    1.2%      $   1,652,377
Automotive.......................................    2.5           3,526,844
Banking..........................................    7.0           9,705,283
Commercial Services..............................    4.3           5,937,431
Computers........................................    8.2          11,404,144
Electrical Components/Equipment..................    4.1           5,674,081
Electronics......................................    3.2           4,461,733
Financial Services...............................    4.1           5,638,416
Food & Beverages.................................    2.6           3,548,582
Health Care......................................    0.5             662,229
Holding Companies................................    2.2           3,031,097
Home Furnishings.................................    2.6           3,674,315
Insurance........................................    4.4           6,129,407
Lodging..........................................    1.0           1,437,168
Manufacturing....................................    0.8           1,151,378
Media............................................    2.2           3,001,615
Metals & Mining..................................    4.5           6,332,554
Office/Business Equipment........................    2.8           3,933,753
Oil & Gas........................................    4.6           6,337,701
Pharmaceuticals..................................    3.7           5,180,793
Retail...........................................    1.3           1,849,491
Telecommunications...............................   19.0          26,443,801
Telephone........................................    3.9           5,382,930
Transportation...................................    4.5           6,312,156
                                                   -----       -------------
Total Investments................................   95.2%      $ 132,409,279
Repurchase Agreements............................    5.6           7,828,000
Other Assets and Liabilities.....................   (0.8)         (1,120,823)
                                                   -----       -------------
Net Assets.......................................  100.0%      $ 139,116,456
                                                   =====       =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                    TS&W            TS&W
                                                                                    TS&W           Fixed        International
                                                                                   Equity          Income          Equity
                                                                                 Portfolio       Portfolio        Portfolio
                                                                              -------------   -------------    -------------
Assets
Investments, at Cost.......................................................   $  72,787,148   $  62,752,651    $  93,101,765
                                                                              =============   =============    =============
Investments, at Value -- Note A............................................   $  86,149,142   $  60,737,694    $ 140,237,279
Cash.......................................................................          18,790              --           23,447
Dividends Receivable.......................................................          89,219              --          206,890
Interest Receivable........................................................              --         901,530               --
Receivable for Investments Sold............................................              --              --               --
Receivable for Portfolio Shares Sold.......................................              --              --           46,586
Foreign Withholding Tax Reclaim Receivable.................................              --              --           92,354
Other Assets...............................................................           2,571              --           24,432
                                                                              -------------   -------------    -------------
    Total Assets...........................................................      86,259,722      61,639,224      140,630,988
                                                                              -------------   -------------    -------------
Liabilities
Payable for Investments Purchased..........................................              --         732,891        1,348,828
Payable to Custodian Bank -- Note D........................................              --           1,744               --
Payable for Portfolio Shares Redeemed......................................              --          39,493               --
Payable for Investment Advisory Fees -- Note B.............................          52,544          21,388          116,286
Payable for Administration Fees -- Note C..................................          13,395           9,654           25,952
Payable for Custodian Fees -- Note D.......................................           6,837           5,036           13,186
Payable for Distributions..................................................              --         297,885               --
Payable for Directors' Fees -- Note F......................................             746             475              387
Other Liabilities..........................................................              --          14,452            9,893
                                                                              -------------   -------------    -------------
    Total Liabilities......................................................          73,522       1,123,018        1,514,532
                                                                              -------------   -------------    -------------
Net Assets.................................................................   $  86,186,200   $  60,516,206    $ 139,116,456
                                                                              =============   =============    =============
Net Assets Consist of:
Paid in Capital............................................................      69,000,488      62,667,360       70,429,356
Undistributed Net Investment Income (Loss).................................         131,939         (20,293)         (18,897)
Accumulated Net Realized Gain (Loss).......................................       3,691,779        (115,904)      21,587,827
Unrealized Appreciation (Depreciation).....................................      13,361,994      (2,014,957)      47,118,170
                                                                              -------------   -------------    -------------
Net Assets.................................................................   $  86,186,200   $  60,516,206    $ 139,116,456
                                                                              =============   =============    =============
Institutional Class Share
Shares Issued and Outstanding ($0.001 par value)
    (Authorized 25,000,000)................................................       6,190,120       6,121,389        6,067,813
Net Asset Value, Offering and Redemption
    Price Per Share........................................................   $       13.92   $        9.89    $       22.93
                                                                              =============   =============    =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         THE TS&W PORTFOLIOS
                                                  FOR THE SIX MONTHS ENDED
                                                  APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                TS&W             TS&W
                                                                   TS&W         Fixed        International
                                                                  Equity       Income           Equity
                                                                Portfolio     Portfolio        Portfolio
                                                             ------------    ------------    ------------
Investment Income
Dividends................................................    $    909,206    $        170    $    615,386
Interest.................................................          39,053       2,091,796         134,520
Less: Foreign Taxes Withheld.............................              --              --         (56,381)
                                                             ------------    ------------    ------------
   Total Income..........................................         948,259       2,091,966         693,525
                                                             ------------    ------------    ------------
Expenses
Investment Advisory Fees -- Note B.......................         327,120         141,552         674,536
Administrative Fees -- Note C............................          86,487          66,708         118,801
Audit Fees...............................................           7,276           7,362           9,053
Registration and Filing Fees.............................           6,486           6,468           4,796
Custodian Fees -- Note D.................................           6,765           9,803          49,149
Printing Fees............................................           3,784           4,299           4,688
Legal Fees...............................................           2,715           2,250           2,036
Directors' Fees -- Note F................................           2,064           1,876           2,635
Other Expenses...........................................          11,515          11,873          16,839
                                                             ------------    ------------    ------------
   Net Expenses Before Expenses Offset...................         454,212         252,191         882,533
                                                             ------------    ------------    ------------
Expense Offset -- Note A.................................            (826)         (4,450)         (4,196)
                                                             ------------    ------------    ------------
   Net Expenses After Expense Offset.....................         453,386         247,741         878,337
                                                             ------------    ------------    ------------
Net Investment Income....................................         494,873       1,844,225        (184,812)
                                                             ------------    ------------    ------------
Net Realized Gain (Loss) on:
   Investments...........................................       3,776,401         (83,412)     21,588,234
   Foreign Exchange Translations.........................              --              --         166,300
                                                             ------------    ------------    ------------
Net Realized Gain (Loss) on Investments and Foreign
   Exchange Transactions.................................       3,776,401         (83,412)     21,754,534
                                                             ------------    ------------    ------------
Net Change in Unrealized
   Appreciation (Depreciation) on:
   Investments...........................................      (3,612,149)     (1,156,126)      5,567,910
   Foreign Exchange Translations.........................              --              --         (14,366)
                                                             ------------    ------------    ------------
Net Change in Unrealized Appreciation (Depreciation).....      (3,612,149)     (1,156,126)      5,553,544
                                                             ------------    ------------    ------------
Net Gain (Loss) on Investments and
   Foreign Exchange Transactions.........................         164,252      (1,239,538)     27,308,078
                                                             ------------    ------------    ------------
Net Increase in Net Assets
   Resulting from Operations.............................    $    659,125    $    604,687    $ 27,123,266
                                                             ============    ============    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended           Year Ended
                                                                   April 30,2000        October 31,
                                                                    (Unaudited)            1999
                                                                    -----------        ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income.........................................  $    494,873        $  1,277,410
   Net Realized Gain.............................................     3,776,401           8,899,483
   Net Change in Unrealized Appreciation (Depreciation)..........    (3,612,149)          1,805,809
                                                                   ------------        ------------
   Net Increase in Net Assets Resulting from Operations..........       659,125          11,982,702
                                                                   ------------        ------------
Distributions:
   Net Investment Income.........................................      (444,209)         (1,404,357)
   Net Realized Gain.............................................    (8,929,204)         (7,348,987)
                                                                   ------------        ------------
   Total Distributions...........................................    (9,373,413)         (8,753,344)
                                                                   ------------        ------------
Capital Share Transactions:(1)
   Issued........................................................     2,695,229          15,643,653
   In Lieu of Cash Distributions.................................     8,965,750           8,134,405
   Redeemed......................................................    (9,994,767)        (29,109,309)
                                                                   ------------        ------------
   Net Increase (Decrease) from Capital Share Transactions.......     1,666,212          (5,331,251)
                                                                   ------------        ------------
     Total Decrease..............................................    (7,048,076)         (2,101,893)

Net Assets:
   Beginning of Period...........................................    93,234,276          95,336,169
                                                                   ------------        ------------
   End of Period (including undistributed net investment
      income of $131,939 and $81,275, respectively)..............  $ 86,186,200        $ 93,234,276
                                                                   ============        ============
(1) Shares Issued and Redeemed:
   Issued........................................................       197,043           1,009,007
   In Lieu of Cash Distributions.................................       665,586             583,015
   Redeemed......................................................      (717,225)         (1,965,262)
                                                                   ------------        ------------
   Net Increase (Decrease) in Shares Outstanding.................       145,404            (373,240)
                                                                   ============        ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  Six Months
                                                                    Ended          Year Ended
                                                                April 30,2000      October 31,
                                                                 (Unaudited)          1999
                                                                ------------       ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income.....................................   $  1,844,225       $  3,820,178
   Net Realized Loss.........................................        (83,412)           (26,614)
   Net Change in Unrealized Appreciation (Depreciation)......     (1,156,126)        (4,949,303)
                                                                ------------       ------------
   Net Increase (Decrease) in Net Assets Resulting
   from Operations...........................................        604,687         (1,155,739)
                                                                ------------       ------------
Distributions:
   Net Investment Income.....................................     (1,818,670)        (3,839,813)
   Net Realized Gain.........................................             --           (897,855)
                                                                ------------       ------------
   Total Distributions.......................................     (1,818,670)        (4,737,668)
                                                                ------------       ------------
Capital Share Transactions:(1)
   Issued....................................................      2,242,500         18,236,369
   In Lieu of Cash Distributions.............................      1,795,185          4,655,373
   Redeemed..................................................     (8,487,453)       (24,602,784)
                                                                ------------       ------------
   Net Decrease from Capital Share Transactions..............     (4,449,768)        (1,711,042)
                                                                ------------       ------------
     Total Decrease..........................................     (5,663,751)        (7,604,449)

Net Assets:
   Beginning of Period.......................................     66,179,957         73,784,406
                                                                ------------       ------------
   End of Period (including net investment income
     (loss) of $(20,564) and $45,848, respectively)..........   $ 60,516,206       $ 66,179,957
                                                                ============       ============
(1) Shares Issued and Redeemed:
   Issued....................................................        225,027          1,701,124
   In Lieu of Cash Distributions.............................        180,109            441,226
   Redeemed..................................................       (853,319)        (2,303,178)
                                                                ------------       ------------
   Net Decrease in Shares Outstanding........................       (448,183)          (160,828)
                                                                ============       ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                         Ended           Year Ended
                                                                     April 30,2000       October 31,
                                                                      (Unaudited)           1999
                                                                     -------------       -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)..................................    $    (184,812)      $     443,140
   Net Realized Gain.............................................       21,754,534          11,949,662
   Net Change in Unrealized Appreciation (Depreciation)..........        5,553,544          21,431,489
                                                                     -------------       -------------
   Net Increase in Net Assets Resulting from Operations..........       27,123,266          33,824,291
                                                                     -------------       -------------
Distributions:
   Net Investment Income.........................................         (441,870)           (107,141)
   Net Realized Gain.............................................      (10,452,365)                 --
                                                                     -------------       -------------
   Total Distributions...........................................      (10,894,235)           (107,141)
                                                                     -------------       -------------
Capital Share Transactions:(1)
   Issued........................................................       10,771,360          55,812,747
   In Lieu of Cash Distributions.................................       10,720,239             106,047
   Redeemed......................................................      (12,817,519)        (92,392,025)
                                                                     -------------       -------------
   Net Increase (Decrease) from Capital Share Transactions.......        8,674,080         (36,473,231)
                                                                     -------------       -------------
     Total Increase (Decrease)...................................       24,903,111          (2,756,081)
                                                                     -------------       -------------
Net Assets:
   Beginning of Period...........................................      114,213,345         116,969,426
                                                                     -------------       -------------
   End of Period (including net investment income
     (loss) of $(18,897) and $441,486, respectively).............    $ 139,116,456       $ 114,213,345
                                                                     =============       =============
(1) Shares Issued and Redeemed:
   Issued........................................................          460,868           3,434,739
   In Lieu of Cash Distributions.................................          508,792               7,005
   Redeemed......................................................         (563,010)         (5,524,845)
                                                                     -------------       -------------
   Net Increase (Decrease) in Shares Outstanding.................          406,650          (2,083,101)
                                                                     =============       =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

________________________________________________________________________________

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                        Six  Months
                                           Ended
                                         April 30,                              Years Ended October 31,
                                                         ----------------------------------------------------------------------
                                           2000
                                        (Unaudited)         1999            1998           1997           1996          1995
                                        ----------          ----            ----           ----           ----          ----
Net Asset Value,
   Beginning of Period...............   $   15.42        $    14.85      $   16.52      $   14.48      $   12.47      $   11.23
                                        ---------        ----------      ---------      ---------      ---------      ---------
Income from Investment Operations
   Net Investment Income.............        0.08              0.23           0.26           0.27           0.26           0.23
   Net Realized and Unrealized
     Gain............................          --              1.78           1.14           3.25           2.34           1.34
                                        ---------        ----------      ---------      ---------      ---------      ---------
   Total from Investment
     Operations......................        0.08              2.01           1.40           3.52           2.60           1.57
                                        ---------        ----------      ---------      ---------      ---------      ---------
Distributions:
   Net Investment Income.............       (0.07)            (0.24)         (0.24)         (0.27)         (0.26)         (0.22)
   Net Realized Gain.................       (1.51)            (1.20)         (2.83)         (1.21)         (0.33)         (0.11)
                                        ---------        ----------      ---------      ---------      ---------      ---------
     Total Distributions.............       (1.58)            (1.44)         (3.07)         (1.48)         (0.59)         (0.33)
                                        ---------        ----------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period.......   $   13.92        $    15.42      $   14.85      $   16.52      $   14.48      $   12.47
                                        =========        ==========      =========      =========      =========      =========
Total Return.........................        0.88% *          14.64%          9.23%         26.31%         21.45%         14.32%
                                        =========        ==========      =========      =========      =========      =========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands).......................   $  86,186        $   93,234     $   95,336     $   95,582     $   81,554      $  60,352
Ratio of Expenses to Average
   Net Assets........................        1.04% **          1.05%          0.99%          0.99%          1.01%          1.01%
Ratio of Net Investment Income
   to Average Net Assets.............        1.13% **          1.40%          1.67%          1.72%          1.93%          2.04%
Portfolio Turnover Rate..............          28%               42%            63%            42%            40%            17%

 * Not Annualized
** Annualized


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

________________________________________________________________________________

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                           Six Months
                                             Ended
                                            April 30,                    Years Ended October 31,
                                                        -----------------------------------------------------------
                                              2000
                                           (Unaudited)     1999         1998         1997        1996        1995
                                           ----------   ---------    ---------    ---------   ---------   ---------
Net Asset Value,
   Beginning of Period..................   $   10.07    $   10.96    $   10.54    $   10.30   $   10.42   $    9.60
                                           ---------    ---------    ---------    ---------   ---------   ---------
Income from Investment Operations
   Net Investment Income................        0.29         0.57         0.59         0.59        0.56        0.56
   Net Realized and  Unrealized
     Gain (Loss)........................       (0.18)       (0.75)        0.42         0.24       (0.12)       0.82
                                           ---------    ---------    ---------    ---------   ---------   ---------
   Total from Investment
     Operations.........................        0.11        (0.18)        1.01         0.83        0.44        1.38
                                           ---------    ---------    ---------    ---------   ---------   ---------
Distributions:
   Net Investment Income................       (0.29)       (0.58)       (0.59)       (0.59)      (0.56)      (0.56)
   Net Realized Gain....................          --        (0.13)          --           --          --          --
                                           ---------    ---------    ---------    ---------   ---------   ---------
     Total Distributions................       (0.29)       (0.71)       (0.59)       (0.59)      (0.56)      (0.56)
                                           ---------    ---------    ---------    ---------   ---------   ---------
   Net Asset Value, End of Period.......   $    9.89    $   10.07    $   10.96    $   10.54   $   10.30   $   10.42
                                           =========    =========    =========    =========   =========   =========
Total Return............................        1.09%*      (1.71)%       9.81%        8.40%       4.40%      14.73%
                                           =========    =========    =========    =========   =========   =========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)..........................   $  60,516    $  66,180    $  73,784    $  67,987   $  61,692   $  46,677
Ratio of Expenses to Average
   Net Assets...........................        0.80%**      0.78%        0.71%        0.72%       0.77%       0.76%
Ratio of Net Investment Income
   to Average Net Assets................        5.85%**      5.49%        5.48%        5.79%       5.50%       5.56%
Portfolio Turnover Rate.................          21%          52%          48%          36%         59%         25%

* Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

________________________________________________________________________________
FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                               Six Months
                                                 Ended
                                                April 30,                        Years Ended October 31,
                                                             ----------------------------------------------------------------
                                                  2000
                                               (Unaudited)       1999          1998          1997          1996          1995
                                               ----------    ---------     ---------     ---------     ---------     ---------
Net Asset Value,
   Beginning of Period.....................    $   20.17     $   15.10     $   15.14     $   14.22     $   13.22     $   13.85
                                               ---------     ---------     ---------     ---------     ---------     ---------
Income from Investment Operations
   Net Investment Income...................        (0.01)         0.08          0.06          0.07          0.10          0.13
   Net Realized and Unrealized
     Gain (Loss)...........................         4.71          5.01          0.32          1.05          1.04         (0.31)
                                               ---------     ---------     ---------     ---------     ---------     ---------
   Total from Investment
     Operations............................         4.70          5.09          0.38          1.12          1.14         (0.18)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
   Net Investment Income...................        (0.08)        (0.02)        (0.08)        (0.11)        (0.14)        (0.09)
   Net Realized Gain.......................        (1.86)           --         (0.18)        (0.09)           --         (0.36)
   In Excess of Net Realized Gain..........           --            --         (0.16)           --            --            --
                                               ---------     ---------     ---------     ---------     ---------     ---------
     Total Distributions...................        (1.94)        (0.02)        (0.42)        (0.20)        (0.14)        (0.45)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End  of Period............    $   22.93     $   20.17     $   15.10     $   15.14     $   14.22     $   13.22
                                               =========     =========     =========     =========     =========     =========
Total Return...............................        24.10%*       33.77%         2.67%         7.94%         8.71%         1.11%
                                               =========     =========     =========     =========     =========     =========

Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands).............................    $ 139,116     $ 114,213    $  116,969     $ 115,500     $ 103,339     $  77,553
Ratio of Expenses to Average
   Net Assets..............................         1.30%**       1.37%         1.32%         1.30%         1.35%         1.32%
Ratio of Net Investment Income
   to Average Net Assets...................        (0.27)%**      0.39%         0.42%         0.47%         0.84%         1.29%
Portfolio Turnover Rate....................           15%           21%           28%           45%           25%           23%

* Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the portfolios. The objectives of the Portfolios are as follows:

     TS&W Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies.

     TS&W Fixed Income Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade fixed income securities of varying maturities.

     TS&W International Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-United States issuers on a world-wide basis.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments with maturities of sixty days or

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

     2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Foreign Currency Translation: The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Forward Foreign Currency Exchange Contracts: The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          6. Distributions to Shareholders: The TS&W Equity Portfolio will normally distribute substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its net investment income monthly. The TS&W International Equity Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          7. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the TS&W International Equity Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser "), a subsidiary of United Asset Management Corporation ("UAM "), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W Portfolios                                             Rate
     ---------------                                             -----
     Equity.................................................     0.75%
     Fixed Income...........................................     0.45%
     International Equity...................................     1.00%


     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolios under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investment Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolios.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     Pursuant to the Agreement, the Portfolios pay the Administrator 0.093%, 0.073% and 0.093% per annum of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively, an annual base fee of $72,500 per portfolio, and a fee based on the number of active shareholder accounts.

     For the six months ended April 30, 2000, the Administrator earned the following amounts from the Portfolio's and paid the following to SEI, UAMSSC and DST for their services:

                                                 Portion    Portion     Portion
                                Administration   Paid to    Paid to     Paid to
     TS&W Portfolios                 Fees          SEI       UAMSSC       DST
     ---------------            --------------   -------    -------     -------
     Equity...................    $ 86,487       $31,032    $ 8,232     $10,023
     Fixed Income.............      66,708        27,740      6,954       8,765
     International Equity.....     118,801        36,896      9,844      19,843


     Prior to November 1, 1999, Chase Global Fund Services Company served as the Portfolio's Sub-Administrator.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement. As part of the custodian agreement, the custodian bank has a lien on the securities of the portfolios to cover any advances made by the custodian to the portfolios.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The distributor does not receive any fee or other compensation with respect to the Portfolios.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months ended April 30, 2000, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

     TS&W Portfolios                     Purchases       Sales
     ---------------                    -----------   -----------
     Equity...........................  $24,131,046   $28,524,830
     Fixed Income.....................    7,227,320     6,789,350
     International Equity.............   20,020,842    27,421,623

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
         Purchases and sales of long-term U.S. Government securities were $5,150,800 and $10,139,807 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

     H. Line of Credit: The Portfolios, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. At the period ended April 30, 2000, the Portfolios had no borrowings under the agreement.

     I. Other: At April 30, 2000, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                            No. of             %
     TS&W Portfolios                     Shareholders      Ownership
     ---------------                     ------------      ---------
     Fixed Income....................         1                11%
     International Equity............         1                13%


     At April 30, 2000, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days.

                                     NOTES

                                     NOTES

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
Officers and Directors

Norton H. Reamer                                  William H. Park
Director, President and Chairman                  Vice President

John T. Bennett, Jr.                              Gary L. French
Director                                          Treasurer

Nancy J. Dunn                                     Robert R. Flaherty
Director                                          Assistant Treasurer

Philip D. English                                 Robert J. Della Croce
Director                                          Assistant Treasurer

William A. Humenuk                                Martin J. Wolin, Esq.
Director                                          Secretary

James P. Pappas                                   Theresa DelVecchio
Director                                          Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Thompson, Siegel & Walmsley, Inc.
500 Monument Avenue
Richmond, VA 23230-0883

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                               ---------------------------------
                                               This report has been prepared for
                                               shareholders and may be
                                               distributed to others only if
                                               preceded or accompanied by a
                                               current prospectus.
                                               ---------------------------------